Filed Pursuant to Rule 497(d)

                Supplement dated June 30, 2003, to the Prospectus

In Part A of the Prospectus, under the heading entitled "Investment Summary - The Public Offering Price," the references to the sales charge after the initial public offering period shall now read as follows:

     o adding a sales charge of 2.70% (2.775% of the aggregate offering price of the bonds per unit) for the Intermediate Term Trust (Limited Term), 3.70% (3.842% of the aggregate offering price of the bonds per unit) for an Intermediate Term Trust or a National Trust (Intermediate/Long Series) and 4.70% (4.932% of the aggregate offering price of the bonds per unit) for a National or State Trust.

In Part B of the Prospectus, the first four paragraphs under the heading entitled "Public Offering - Offering Price," shall be revised to read as follows:

     During the initial public offering period, the Public Offering Price of the Units is determined by adding to the Evaluator's determination of the aggregate offering price of the Bonds per Unit a sales charge equal to a percentage of the Public Offering Price of the Units, as set forth in the table below. In addition, during the initial public offering period a portion of the Public Offering Price per Unit also consists of cash in an amount sufficient to pay the per Unit portion of all or a part of the cost incurred in organizing and offering a Trust. After the initial public offering period, the Public Offering Price of the Units of a Trust will be determined by adding to the Evaluator's determination of the aggregate bid price of the Bonds per Unit a sales charge equal to a percentage of the Public Offering Price of the Units, as set forth in the table below. A proportionate share of accrued and undistributed interest on the Bonds in a Trust at the date of delivery of the Units to the purchaser is also added to the Public Offering Price.

During and after the initial public offering period, the sales charge and dealer concession for a National or State Trust will be reduced as follows:

--------------------------------------------------------------------------------
                  Percent of Public      Percent of Net
Units Purchased+   Offering Price       Amount Invested     Dealer Concession
----------------   --------------       ---------------     -----------------
--------------------------------------------------------------------------------

      1-99            4.70%               4.932%               $33.00
--------------------------------------------------------------------------------

    100-249           3.90%               4.058%               $30.00
--------------------------------------------------------------------------------

    250-499           3.00%               3.093%               $20.00
--------------------------------------------------------------------------------

    500-999           2.00%               2.041%               $15.00
--------------------------------------------------------------------------------

 1,000 or more        1.50%               1.523%               $12.00
--------------------------------------------------------------------------------

During and after the initial public offering period, the sales charge and dealer concession for an Intermediate Term Trust or a National Trust (Intermediate/Long Series) will be reduced as follows:


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--------------------------------------------------------------------------------
                  Percent of Public      Percent of Net
Units Purchased+   Offering Price       Amount Invested     Dealer Concession
----------------   --------------       ---------------     -----------------
--------------------------------------------------------------------------------
      1-99            3.70%               3.842%               $26.00
--------------------------------------------------------------------------------
    100-249           3.00%               3.093%               $22.00
--------------------------------------------------------------------------------
    250-499           2.50%               2.564%               $18.00
--------------------------------------------------------------------------------
    500-999           1.75%               1.781%               $14.00
--------------------------------------------------------------------------------
 1,000 or more        1.25%               1.266%               $10.00
--------------------------------------------------------------------------------

During and after the initial public offering period, the sales charge and dealer concession for an Intermediate Term Trust (Limited Term) will be reduced as follows:

--------------------------------------------------------------------------------
                  Percent of Public      Percent of Net
Units Purchased+   Offering Price       Amount Invested     Dealer Concession
----------------   --------------       ---------------     -----------------
--------------------------------------------------------------------------------
      1-99            2.70%               2.775%               $20.00
--------------------------------------------------------------------------------
    100-249           2.25%               2.302%               $17.00
--------------------------------------------------------------------------------
    250-499           2.00%               2.041%               $15.00
--------------------------------------------------------------------------------
    500-999           1.50%               1.523%               $12.00
--------------------------------------------------------------------------------
 1,000 or more        1.25%               1.266%               $10.00
--------------------------------------------------------------------------------


In addition, in the seventh paragraph under the heading entitled "Public Offering - Offering Price," all references to the .50% sales charge for employees of the Sponsor and its subsidiaries, affiliates and employee-related accounts shall now read as .65%.

In Part B of the Prospectus, under the headings entitled "Public Offering - Offering Price" and "Public Offering - Exchange Option," all references to the fixed sales charge of $25 per Unit for an exchange shall now read as 2.00% of the Public Offering Price per Unit for a National or State Trust, 1.75% of the Public Offering Price per Unit for an Intermediate Term Trust or National Trust (Intermediate/Long Series) and 1.50% of the Public Offering Price per Unit for an Intermediate Term Trust (Limited Term).

In addition, under the heading entitled "Public Offering - Exchange Option," the sentences in the middle of the third paragraph, illustrating the costs associated with a hypothetical exchange, shall be revised to read as follows:

          As an example, assume that a Holder, who has three Units of a National or State Trust with a current price of $1,020 per Unit based on the bid prices of the underlying securities, desires to exchange his Units for Units of a series of an Exchange Trust with a current price of $880 per Unit based on the bid prices of the underlying securities. In this example, the proceeds from the Holder's Units will aggregate $3,060. Since only whole Units of an Exchange Trust or a Trust of this Series may be purchased under the Exchange Option, the Holder would be able to acquire three Units in the Exchange Trust for a Total cost of $2,692.80 ($2,640 for the Units and $52.80 for the sales charge) and would receive the remainder of his proceeds ($367.20) in cash. The Holder, at his option, could also decide to add $530.40 ($512.80 for the Unit and $17.60 for the sales charge) to the remaining cash balance and purchase another Unit of the Exchange Trust as explained in the first paragraph of this section.